Impairments (Tables)	9 Months Ended
Sep. 30, 2013
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
		Nine months ended September 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	South Africa

	Impairment and write-off of mine development at TauTona and Great Noligwa (1)	3	-

	Continental Africa

	Write-off of vehicles and mining equipment at Obuasi	-	2
	Impairment and write-off of tailings storage facility at Obuasi (2)	5	-
	Impairment and write-off of mine infrastructure, development and assets at Mongbwalu (3)	108	-
	Impairment of mine infrastructure, development and assets (4)	864	-
	Impairment and write-off of mineral rights (4)	49	-
	Impairment and write-off of acquired properties (4)	562	-
	Impairment of goodwill (4)	10	-

	Americas

	Impairment and write-off of mine infrastructure, development and assets (5)	495	-
	Impairment and write-off of acquired properties (5)	23	-
	Impairment and write-off of goodwill (5)	18	-
	Impairment and write-off of licenses and software (5)	5	-

		2,142	2

(1)	Development areas at TauTona and Great Noligwa have been abandoned and are not expected to generate future cash flows.
(2)	The use of the tailings storage facility was discontinued and no further economic benefit is expected to be derived.
(3)	The Mongbwalu project in the Democratic Republic of the Congo was discontinued and no further economic benefit is expected to be derived.
(4)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Continental Africa was written down to an estimated fair value.
(5)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Americas was impaired and written off.